Investments - Intangible Lease Assets - Schedule detailing intangible lease assets and related accumulated amortization (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Lease Assets
Intangible lease assets	$ 569,326	$ 588,635	$ 615,327
Accumulated amortization	(132,468)	(99,007)	(51,650)
Net intangible lease assets	436,858	489,628	563,677
In -place leases
Intangible Lease Assets
Intangible lease assets	533,536	551,442	577,808
Above-market leases
Intangible Lease Assets
Intangible lease assets	$ 35,790	$ 37,193	$ 37,519